Compensation Plans (Assumed Health Care Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation Plans [Abstract]
Health care cost trend rate for next year	7.70%	8.99%	8.85%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.63%	4.64%	4.64%
Year that the rate reaches the ultimate trend rate	2025	2026	2026